Major Restructuring Costs - Summary of Analysis of Costs Charged to Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Restructuring Costs [abstract]
Increase in provision for Major restructuring programmes	£ 345	£ 450	£ 259
Amount of provision reversed unused	(148)	(99)	(43)
Impairment losses recognised	521	130	278
Other non-cash charges	99	72	247
Other cash costs	288	256	315
Cost charged to operating profit	£ 1,105	£ 809	£ 1,056